UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 00159 )

Exact name of registrant as specified in charter: Putnam Investors Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006,

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
4/30/06 (Unaudited)
COMMON STOCKS (100.0%)(a)
	Shares	Value

Aerospace and Defense (0.3%)
L-3 Communications Holdings, Inc.	160,600	$13,121,020

Airlines (2.0%)
AMR Corp. (NON) (S)	830,900	20,473,376
JetBlue Airways Corp. (NON) (S)	3,629,900	37,242,774
Southwest Airlines Co.	1,488,700	24,146,714
		81,862,864

Automotive (0.4%)
General Motors Corp. (S)	703,000	16,084,640

Banking (10.9%)
Bank of America Corp.	3,178,700	158,680,704
Commerce Bancorp, Inc.	2,305,100	92,987,734
U.S. Bancorp	3,357,800	105,569,232
Washington Mutual, Inc. (S)	999,500	45,037,470
Wells Fargo & Co.	538,500	36,989,565
		439,264,705

Biotechnology (0.9%)
Amgen, Inc. (NON)	501,800	33,971,860
Biogen Idec, Inc. (NON)	89,500	4,014,075
		37,985,935

Broadcasting (0.4%)
XM Satellite Radio Holdings, Inc. Class A (NON)	884,300	17,880,546

Building Materials (0.7%)
Sherwin-Williams Co. (The)	569,200	28,995,048

Cable Television (1.4%)
Comcast Corp. Class A (NON) (S)	1,843,800	57,065,610

Commercial and Consumer Services (0.2%)
Corporate Executive Board Co. (The)	74,200	7,949,046

Communications Equipment (2.4%)
Cisco Systems, Inc. (NON)	3,614,700	75,727,965
Qualcomm, Inc. (S)	441,300	22,656,342
		98,384,307

Computers (6.0%)
Apple Computer, Inc. (NON)	1,074,400	75,627,016
Dell, Inc. (NON)	4,086,800	107,074,160
Hewlett-Packard Co.	1,848,800	60,030,536
		242,731,712

Conglomerates (1.2%)
Danaher Corp. (S)	394,200	25,272,162
Tyco International, Ltd. (Bermuda) (S)	917,600	24,178,760
		49,450,922

Construction (0.4%)
Rinker Group, Ltd. (Australia)	891,681	14,338,409

Consumer Finance (6.5%)
Capital One Financial Corp.	1,550,900	134,369,976
Countrywide Financial Corp.	3,177,200	129,184,952
		263,554,928

Electronics (1.5%)
Amphenol Corp. Class A	202,400	11,698,720
Microchip Technology, Inc. (S)	247,800	9,233,028
Texas Instruments, Inc.	1,168,500	40,558,635
		61,490,383

Financial (6.1%)
American Express Co.	1,005,300	54,095,193
Citigroup, Inc. (S)	2,770,500	138,386,475

Fannie Mae	448,600	22,699,160
Freddie Mac (S)	544,300	33,234,958
		248,415,786

Health Care Services (6.1%)
Aetna, Inc. (S)	1,098,600	42,296,100
Cardinal Health, Inc.	368,900	24,845,415
Community Health Systems, Inc. (NON)	553,900	20,073,336
Express Scripts, Inc. (NON)	331,500	25,903,410
HCA, Inc.	923,700	40,541,193
Health Management Associates, Inc. Class A (S)	834,800	17,288,708
Lincare Holdings, Inc. (NON)	302,800	11,969,684
UnitedHealth Group, Inc.	1,281,100	63,721,914
		246,639,760

Homebuilding (1.9%)
D.R. Horton, Inc. (S)	395,800	11,881,916
Lennar Corp. (S)	300,300	16,495,479
NVR, Inc. (NON) (S)	63,000	47,565,000
		75,942,395

Household Furniture and Appliances (0.8%)
Whirlpool Corp.	348,200	31,250,950

Insurance (6.6%)
ACE, Ltd. (Bermuda)	961,300	53,390,602
Allstate Corp. (The)	388,400	21,940,716
American International Group, Inc.	1,357,300	88,563,825
Berkshire Hathaway, Inc. Class B (NON)	5,720	16,885,440
Everest Re Group, Ltd. (Barbados)	750,000	68,250,000
Genworth Financial, Inc. Class A	565,320	18,768,624
		267,799,207

Investment Banking/Brokerage (3.6%)
Bear Stearns Cos., Inc. (The)	425,800	60,680,758
Franklin Resources, Inc. (S)	453,500	42,229,920
Goldman Sachs Group, Inc. (The)	49,100	7,870,239
Janus Capital Group, Inc.	1,721,900	33,508,174
		144,289,091

Leisure (1.2%)
Harley-Davidson, Inc. (S)	991,800	50,423,112

Lodging/Tourism (1.0%)
Las Vegas Sands Corp. (NON)	625,200	40,519,212

Machinery (2.5%)
Caterpillar, Inc.	673,400	51,003,316
Cummins, Inc. (S)	169,700	17,733,650
Deere (John) & Co. (S)	355,650	31,218,957
		99,955,923

Manufacturing (0.3%)
Illinois Tool Works, Inc.	131,900	13,546,130

Medical Technology (2.3%)
Boston Scientific Corp. (NON)	1,848,300	42,954,492
Medtronic, Inc.	508,200	25,470,984
St. Jude Medical, Inc. (NON)	665,100	26,258,148
		94,683,624

Metals (1.0%)
BHP Billiton PLC (United Kingdom)	493,548	10,126,838
United States Steel Corp. (S)	425,400	29,139,900
		39,266,738

Oil & Gas (7.0%)
Apache Corp.	469,100	33,324,864
Devon Energy Corp.	516,500	31,046,815
EOG Resources, Inc.	402,100	28,239,483
Hugoton Royalty Trust	36,844	1,018,737
Marathon Oil Corp.	387,700	30,767,872
Newfield Exploration Co. (NON)	110,300	4,919,380
Occidental Petroleum Corp.	401,200	41,219,288
Petro-Canada (Canada) (S)	457,100	22,480,178
Suncor Energy, Inc. (Canada) (S)	363,900	31,200,786
Valero Energy Corp.	509,600	32,991,504
XTO Energy, Inc.	618,200	26,180,770
		283,389,677

Pharmaceuticals (2.5%)

Johnson & Johnson	377,400	22,119,414
Pfizer, Inc.	3,087,400	78,203,842
		100,323,256

Power Producers (0.6%)
AES Corp. (The) (NON)	1,371,200	23,269,264

Publishing (1.9%)
McGraw-Hill Cos., Inc. (The)	643,380	35,810,531
R. H. Donnelley Corp. (NON) (S)	434,300	24,377,259
Wiley (John) & Sons, Inc. Class A	493,200	18,070,848
		78,258,638

Restaurants (1.4%)
Red Robin Gourmet Burgers, Inc. (NON) (S)	426,900	19,193,424
Yum! Brands, Inc.	692,360	35,781,165
		54,974,589

Retail (7.0%)
Abercrombie & Fitch Co. Class A	231,400	14,052,922
Barnes & Noble, Inc.	375,900	16,945,572
Bed Bath & Beyond, Inc. (NON)	1,074,200	41,195,570
CVS Corp.	474,600	14,105,112
Home Depot, Inc. (The)	2,343,600	93,579,948
OfficeMax, Inc. (S)	323,800	12,531,060
Sears Holdings Corp. (NON) (S)	149,500	21,481,655
Staples, Inc.	1,438,600	37,993,426
Whole Foods Market, Inc. (S)	513,000	31,487,940
		283,373,205

Schools (0.3%)
Apollo Group, Inc. Class A (NON)	189,000	10,326,960

Semiconductor (0.5%)
Applied Materials, Inc.	1,153,500	20,705,325

Software (2.8%)
Adobe Systems, Inc. (NON)	762,500	29,890,000
Autodesk, Inc. (NON)	781,100	32,837,444
Oracle Corp. (NON) (S)	2,253,000	32,871,270
Red Hat, Inc. (NON) (S)	532,400	15,647,236
		111,245,950

Technology Services (5.4%)
Accenture, Ltd. Class A (Bermuda)	770,690	22,403,958
eBay, Inc. (NON)	1,403,500	48,294,435
Fair Isaac Corp. (S)	595,100	22,084,161
Global Payments, Inc. (S)	444,600	21,087,378
Google, Inc. Class A (NON) (S)	122,600	51,239,444
VeriSign, Inc. (NON)	392,400	9,229,248
Yahoo!, Inc. (NON)	1,361,500	44,629,970
		218,968,594

Telecommunications (1.0%)
Sprint Nextel Corp.	1,650,500	40,932,400

Transportation Services (1.0%)
C.H. Robinson Worldwide, Inc. (S)	167,900	7,446,365
United Parcel Service, Inc. Class B	340,400	27,596,227
		35,042,592

Total common stocks (cost $3,743,977,606)		$4,043,702,453

SHORT-TERM INVESTMENTS (9.8%)(a)

	Principal	Value
	amount/shares

Putnam Prime Money Market Fund (e)	9,839,990	$9,839,990
Short-term investments held as collateral for loaned securities with yields ranging from 4.70% to 5.01% and due dates ranging from May 1, 2006 to
June 2, 2006 (d)	$385,729,328	385,276,011

Total short-term investments (cost $395,116,001)		$395,116,001

TOTAL INVESTMENTS

Total investments (cost $4,139,093,607)(b)		$4,438,818,454

NOTES

(a) Percentages indicated are based on net assets of $4,043,724,070.

(b) The aggregate identified cost on a tax basis is $4,141,005,846, resulting in gross unrealized appreciation and depreciation of $431,143,724 and $133,331,116, respectively, or net unrealized appreciation of $297,812,608.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at April 30, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At April 30, 2006, the value of securities loaned amounted to $373,735,198. Certain of these securities were sold prior to period-end. The fund received cash collateral of $385,276,011 which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $226,473 for the period ended April 30, 2006. During the period ended April 30, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $351,141,260 and $351,806,058, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter Charles E. Porter Principal Executive Officer Date: June 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2006